Janus Investment Fund

Janus Henderson Low Duration Multi-Sector Income Fund

Supplement dated March 4, 2026

to Currently Effective Prospectuses

and Statement of Additional Information

Effective immediately, Janus Henderson Low Duration Multi-Sector Income Fund (formerly named Janus Henderson Absolute Return Income Opportunities Fund) (the “Fund”) will no longer be offered through the combined Fixed Income Prospectuses dated October 28, 2025, and as further supplemented. Additionally, the Fund will no longer be offered through the combined Statement of Additional Information dated October 28, 2025, and as further supplemented. All references to the Fund are removed from the Prospectuses and Statement of Additional Information, accordingly.

In seeking information about the Fund, existing shareholders and prospective eligible investors should refer to the Prospectuses and Statement of Additional Information for the Fund dated March 4, 2026, which may be updated from time to time.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Enterprise Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson European Focus Fund	Janus Henderson Growth and Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund
Janus Henderson Global Research Fund

(collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated March 4, 2026

to Currently Effective Prospectuses

Effective March 4, 2026, the following information is added after “Ameriprise Financial” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses:

BAIRD

The following information is provided by Robert W. Baird & Co. (“Baird”):

Effective March 4, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

•

Shares purchased within 90 days following a redemption from a Janus Henderson Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•

A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Janus Henderson assets held by accounts within the purchaser’s household at Baird. Eligible Janus Henderson assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Janus Henderson through Baird, over a 13-month period of time

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson International Dividend Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson High-Yield Fund

(collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated March 4, 2026

to Currently Effective Prospectuses

Effective March 4, 2026, the following information is added after “Ameriprise Financial” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section or, as applicable, Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses:

BAIRD

The following information is provided by Robert W. Baird & Co. (“Baird”):

Effective March 4, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

•

Shares purchased within 90 days following a redemption from a Janus Henderson Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•

A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Janus Henderson assets held by accounts within the purchaser’s household at Baird. Eligible Janus Henderson assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Janus Henderson through Baird, over a 13-month period of time

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson International Dividend Fund

Supplement dated March 4, 2026

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson International Dividend Fund (the “Fund”) are amended as follows:

Combined Share Class Prospectus

1.	Under “Distributions” in the Distribution and Taxes section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Distribution Schedule

Dividends from net investment income for Janus Henderson International Dividend Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for each of the other Funds are normally declared and distributed in December. In addition, distributions of net capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

Class D Shares Prospectus

2.	Under “Distributions” in the Distribution and Taxes section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Distribution Schedule

Dividends from net investment income for Janus Henderson International Dividend Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for each of the other Funds are normally declared and distributed in December. In addition, distributions of net capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson High-Yield Fund	Janus Henderson Small Cap Value Fund
Janus Henderson International Dividend Fund	Janus Henderson Small-Mid Cap Value Fund

(the “Funds”)

Class A Shares	Class D Shares	Class N Shares	Class S Shares
Class C Shares	Class I Shares	Class R Shares	Class T Shares

Supplement dated March 4, 2026

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for the Funds is updated as follows:

1.	Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Funds’ SAI, the following table replaces the corresponding “Other Accounts Managed” table in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Ashwin Alankar	Number of Other Accounts Managed	4	1	14(1)
	Assets in Other Accounts Managed	$330.83M	$22.98M	$1,939.82M

Faizan Baig	Number of Other Accounts Managed	1	None	2
	Assets in Other Accounts Managed	$54.93M	None	$172.01M

Jenna Barnard	Number of Other Accounts Managed	None	5	1
	Assets in Other Accounts Managed	None	$3,288.31M	$225.02M

Craig Kempler	Number of Other Accounts Managed	None	None	2
	Assets in Other Accounts Managed	None	None	$65.95M

Michael Keough	Number of Other Accounts Managed	6	13	17
	Assets in Other Accounts Managed	$39,748.44M	$11,772.53M	$5,419.38M

John Kerschner	Number of Other Accounts Managed	6	3	3
	Assets in Other Accounts Managed	$29,695.34M	$535.42M	$160.40M

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

John Lloyd	Number of Other Accounts Managed	2	8	31
	Assets in Other Accounts Managed	$753.05M	$2,974.21M	$2,614.73M

Ben Lofthouse	Number of Other Accounts Managed	2	1	2
	Assets in Other Accounts Managed	$6,350.34M	$892.92M	$172.01M

Seth Meyer	Number of Other Accounts Managed	None	3	1
	Assets in Other Accounts Managed	None	$535.42M	$0.11M

Brent Olson	Number of Other Accounts Managed	None	4	5
	Assets in Other Accounts Managed	None	$1,160.12M	$766.62M

Kevin Preloger(2)	Number of Other Accounts Managed	2(3)	2	3
	Assets in Other Accounts Managed	$199.26M	$168.52M	$106.60M

Tom Ross	Number of Other Accounts Managed	None	5	8
	Assets in Other Accounts Managed	None	$1,562.70M	$1,762.19M

Brad Smith	Number of Other Accounts Managed	1	7	8
	Assets in Other Accounts Managed	$25.05M	$1,499.71M	$4,362.84M

Justin Tugman	Number of Other Accounts Managed	2(3)	2	5
	Assets in Other Accounts Managed	$199.26M	$168.52M	$172.55M

Nicholas Ware	Number of Other Accounts Managed	None	4	1
	Assets in Other Accounts Managed	None	$3,009.39M	$225.02M

Greg Wilensky	Number of Other Accounts Managed	5	9	12
	Assets in Other Accounts Managed	$39,723.39M	$11,374.41M	$3,869.25M
(1)	One account included in the total, consisting of $761.30M of the total assets in the category, has a performance-based advisory fee.
(2)	Kevin Preloger retired from the Adviser on December 31, 2025.
(3)	One account included in the total, consisting of $114.47M of the total assets in the category, has a performance-based advisory fee.

2

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(the “Funds”)

Supplement dated March 4, 2026

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for the Funds is updated as follows:

1.	Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Funds’ SAI, the following table replaces the corresponding “Other Accounts Managed” table in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Ashwin Alankar	Number of Other Accounts Managed	2	1	14(1)
	Assets in Other Accounts Managed	$789.30M	$22.98M	$1,939.82M

Nick Harper	Number of Other Accounts Managed	None	1	4
	Assets in Other Accounts Managed	None	$242.16M	$3.76M
(1)	One account included in the total, consisting of $761.30M of the total assets in the category, has a performance-based advisory fee.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Small Cap Value Fund

Class L Shares

Supplement dated March 4, 2026

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for Janus Henderson Small Cap Value Fund (the “Fund”) is updated as follows:

1.	Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Fund’s SAI, the following table replaces the corresponding “Other Accounts Managed” table in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Craig Kempler	Number of Other Accounts Managed	None	None	2
	Assets in Other Accounts Managed	None	None	$65.95M

Justin Tugman	Number of Other Accounts Managed	4(1)	2	5
	Assets in Other Accounts Managed	$2,268.57M	$168.52M	$172.55M
(1)	Three accounts included in the total, consisting of $2,183.78M of the total assets in the category, have performance-based advisory fees.

Please retain this Supplement with your records.